Financial Instruments - Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar Relative to United States Dollar (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity to ten percentage increase or decrease in exchange rate [abstract]
Increase (decrease) in net earnings	$ (4,431)	$ (2,885)
Increase (decrease) in other comprehensive income	40,723	9,819
Increase (decrease) in total comprehensive income	36,292	6,934
Increase (decrease) in net earnings	4,431	2,885
Increase (decrease) in other comprehensive income	(40,723)	(9,819)
Increase (decrease) in total comprehensive income	$ (36,292)	$ (6,934)